Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in U.S. dollars (“$” “dollar” or “dollars”):
b.	Financial statements in U.S. dollars (“$” “dollar” or “dollars”):

Most of the revenues of the Company and its subsidiaries, other than the Company’s subsidiary in Brazil, are denominated in U.S. dollars. Financing activities are made in U.S. dollars. Therefore, the Company’s management believes that the currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the dollar, which is used as the functional currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Transactions and balances in other currencies are re-measured into dollars in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 830 “Foreign Currency Matters.”

Other than in the Company’s subsidiary in Brazil, all exchange gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the consolidated statement of operations when they arise.

Amounts in the financial statements representing the dollar equivalent of balances denominated in other currencies do not necessarily represent their real or economic value and such amounts may not necessarily be exchangeable for dollars.

For the Company’s subsidiary in Brazil whose functional currency is the BRL, all amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of operations have been translated into the dollar using the exchange rate on the respective dates on which those elements are recognized. The resulting translation adjustments are reported as a component of accumulated other comprehensive income in shareholders’ equity.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Cash and cash equivalents
d.	Cash and cash equivalents:
The Company considers all highly liquid deposit instruments with an original maturity of three months or less at the date of purchase to be cash equivalents.
Short-term bank deposits
e.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year and which do not meet the definition of cash equivalents . Such deposits include annual interest rates ranging between 0.56%-1.6% resulting in accrued interest of $144  and $359 as of December 31, 2021 and 2020, respectively. The deposits are presented according to their terms.

Trade receivables
f.	Trade receivables:

Trade receivables are recorded and carried at the original invoiced amount which was recognized as revenues less an allowance for credit losses. The Company grants credit to customers without generally requiring collateral or security. The Company makes estimates of expected credit losses based upon its assessment of various factors, including historical experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The estimated credit loss allowance is recorded as general and administrative expenses on the Company’s consolidated statements of income (loss). Allowance for credit losses as of December 31, 2020 and 2021, amounted to $5 for both years.

Concentration of credit risk
g.	Concentration of credit risk:

Financial instruments that may subject the Company to significant concentration of credit risk consist mainly of cash and cash equivalents, short-term bank deposits, severance pay fund and trade receivables.

Cash and cash equivalents are maintained with major financial institutions mainly in Israel. Assets held for severance benefits are maintained with major insurance companies and financial institutions in Israel. Such deposits are not insured. However, management believes that such financial institutions are financially sound and, accordingly, low credit risk exists with respect to these investments.

Inventories
h.	Inventories:

Inventories are stated at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Inventory write-offs are provided to cover technological obsolescence, excess inventories and discontinued products.

Inventory write-off is measured as the difference between the cost of the inventory and net realizable value based upon assumptions about future demand and is charged to the cost of revenues. At the point of the loss recognition, a new, lower-cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

The total inventory write-offs during the year ended December 31, 2020 amounted to $14.

No inventory write-offs were recorded during the years ended December 31, 2021 and 2019.

Property and equipment
i.	Property and equipment:

Property and equipment are stated at cost less accumulated depreciation. Maintenance and repairs are charged to operations as incurred.

Depreciation is calculated on the straight-line method over the estimated useful lives of the assets.

Annual rates of depreciation are as follows:

%

Computers and electronic equipment	15 - 33
Office furniture and equipment	6 - 20
Leasehold improvements	At the shorter of the lease period or useful life of the leasehold improvement

Impairment of long-lived assets
j.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, plants and equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is assessed by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured at the amount by which the carrying amount of the asset exceeds its fair value. During the years ended December 31, 2021, 2020 and 2019, no impairment losses were identified.

Leases
k.	Leases

Under ASC 842, “Leases” (“ASC 842”), the Company determines if an arrangement is a lease at inception. The Company’s assessment is based on: (1) whether the contract includes an identified asset, (2) whether the Company obtains substantially all of the economic benefits from the use of the asset throughout the period of use, and (3) whether the Company has the right to direct how and for what purpose the identified asset is used throughout the period.

The Company elected the package of practical expedients permitted under the standard related to treating lease and non-lease components as a single lease component for all equipment leases as well as electing a policy exclusion permitting leases with an original lease term of less than one year to be excluded from the operating lease right-of-use (“ROU”) assets and operating lease liabilities.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and operating lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company consider only payments that are fixed and determinable at the time of commencement. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments.

Several of the Company’s leases include options to extend the lease and some have termination options that are factored into the Company’s determination of the lease payments when appropriate. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. The Company’s lease agreements do not contain any material residual value guarantees.

Operating lease expenses are recognized on a straight-line basis over the lease term. For all short-term leases which are less than 12 months and existing short-term leases of those assets in transition, the Company does not recognize operating lease ROU assets or operating lease liabilities, but recognizes lease expenses over the lease term on a straight-line basis.

See Note 9 for further information on leases.

Revenue recognition
l.	Revenue recognition:

The Company’s solution is sold to customers directly, through resellers and to lesser extent through distributors. Sales through resellers are considered final sales per revenue recognition criteria.

The Company recognizes revenues in accordance with ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). As such, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Company satisfies a performance obligation as follows:

a)	Identify the contract with a customer:

The Company generally considers either agreements or purchase orders, which in some cases are governed by master agreements, to be contracts with customers. In evaluating the contract with a customer, the Company analyzes the customer’s intent and ability to pay the amount of promised consideration and considers the probability of collecting substantially all of the consideration.

b)	Identify the performance obligations in the contract:

At a contract’s inception, the Company assesses the goods or services promised in a contract with a customer and identifies the performance obligations.

The main performance obligations would generally include:

License for the Company’s software solutions, professional services, managed services, service type warranty and post-contract customer support, each of which are distinct.

c)	Determine the transaction price:

The transaction price is the amount of consideration to which the Company is entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

Generally, the Company doesn’t grant its customers a right to return the products sold. However, in some cases, the arrangements may include refunds, liquidated damages, penalties or other damages if the Company fails to deliver future goods or services or if the goods or services fail to meet certain specifications to acceptance criteria. All of the above are accounted for as variable considerations, which may result in an adjustment to the transaction price.

The Company includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. The Company’s estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of the Company’s anticipated performance and all information (historical, current and forecasted) that is reasonably available.

The Company uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less. As the period of time between delivery and payment for most of the Company's contracts is less than one year, these contracts are not assessed for a significant financing component. In other contracts, the Company determined that those contracts generally do not include a significant financing component, as the primary purpose of the invoicing terms for these contracts is to provide customers with simplified and predictable ways of purchasing the Company's products and services, not to receive or provide financing.

d)	Allocate the transaction price to the performance obligations in the contract:

The Company’s selling price is highly variable. Each contract is different by its scope and price. The standalone selling prices of software licenses are typically estimated using the residual approach. Standalone selling prices of services are typically estimated based on observable transactions when these services are sold on a standalone basis or on a cost basis. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis.

e)	Recognize revenue when a performance obligation is satisfied:

Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer. Control is either transferred over time or at a point in time.

Products: Revenues from software solutions which include customer acceptance or software license only contracts, are recognized at a point in time of the acceptance of the solution or the point in time the software license is delivered.

Services: Revenues related to managed services, maintenance, support and post-contract customer support are recognized over time on a straight-line basis. Professional services revenues are recognized as services are performed.

Projects: Revenues from software solutions which include software licenses with significant customization are usually recognized over time during the customization period based on Man Months (“MM”) incurred to date in ratio to total estimated MM which represent an input method that best depicts the transfer of control over the performance obligation to the customer.

Deferred revenues represent unrecognized fees collected as well as other advances and payments received from customers, for which revenue has not yet been recognized. Deferred revenues are classified as short-term and long-term deferred revenues based on the period in which revenues are expected to be recognized.

See also Note 3 for additional revenue recognition disclosures.

Cost of revenues
m.	Cost of revenues:

Cost of revenues is comprised of cost of third-party hardware and software license fees, maintenance fees related to such third-party hardware and software, employees’ salaries and related costs, shipping and handling costs, subcontractors, inventory write-offs, indirect taxes, importation taxes and royalties to the Israel Innovation Authority (the “IIA”).

Share-based compensation
n.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation — Stock Compensation”, which requires companies to estimate the fair value of share-based payment awards on the grant date using an option-pricing model.

The Company recognizes compensation expenses for the value of its awards over the requisite service period of each of the awards. For graded vesting awards subject to service conditions only, the Company uses the straight-line attribution method. The Company estimates expected forfeitures.

The Company selected the Black-Scholes option-pricing model as the most appropriate fair value method for its share-options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. Expected volatility was calculated based upon actual historical share price movements over the most recent periods ending on the grant date, equal to the expected option term. The expected term was generated by running the Monte Carlo model pursuant to which historical post-vesting forfeitures and suboptimal exercise factor are estimated by using historical option exercise information. The suboptimal exercise factor is the ratio by which the share price must increase over the exercise price before employees are expected to exercise their share options. The expected term of the options granted is derived from the output of the options valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the expected term of the options. Historically the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore uses an expected dividend yield of zero in the option-pricing model

No options were granted in 2021 and 2019. The fair value for options granted in 2020 is estimated at the date of grant with the following weighted average assumptions:

2020

Dividend yield	0%
Expected exercise factor	2.67
Expected volatility	41.92%-45.21%
Risk-free interest	0.25%-0.27%
Expected life (in years)	4.32-4.75

Change in Accounting Principle - Share-based Compensation

In 2021, the Company elected to change its accounting policy for recognizing share-based compensation expense for graded vesting share awards subject to service conditions only by applying the straight-line attribution method instead of the accelerated attribution method and using an estimated forfeiture rate of awards expected to be forfeited for each award rather than account for the forfeitures as they occur. The change in the recognition of share-based compensation expense represents a change in accounting principle which the Company believes to be preferable because the straight-line attribution method is the predominant method used in its industry and because estimating forfeitures will result in a more accurate attribution of share-based compensation expense since the Company has accumulated during the last few years sufficient historical experience to make a reasonable estimate of the forfeiture pattern of its employees.

A change in accounting principle requires retrospective application, if material. The impact of the change in the accounting policy described above to the Company's time-based awards was immaterial to prior periods and to the year ended December 31, 2021. As a result, the Company has accounted for the cumulative effect of this change in its consolidated results for the year ended December 31, 2021. The effect of the new policy was a decrease in net loss of $141, or $0.01 per share (basic and diluted), for the year ended December 31, 2021
Research and development costs
o.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred except for royalty-bearing participation from the IIA as described in Note 2p.

ASC 985-20, “Software - Costs of Computer Software to be Sold, Leased or Otherwise Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Based on the Company’s product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release have been insignificant. Therefore, all research and development costs have been expensed.

Government grants
p.	Government grants:

The Company receives royalty-bearing grants, which represent participation of the IIA in approved programs for research and development. These amounts are recognized on the accrual basis as a reduction of research and development costs as such costs are incurred. Royalties to the IIA are recorded under cost of revenues, when the related sales are recognized (see also Note 8a1).

During the years 2012 to 2017, the Company also received grants from the Israeli Ministry of Economy (the “MOE”), up to 50% of relevant marketing expenses. These grants were presented as a reduction of marketing expenses (see also Note 8a2).

Income (loss) per share
q.	Income (loss ) per share:

Basic and diluted income (loss) per Ordinary Share is presented in conformity with ASC 260, “Earnings Per Share”, for all years presented. Basic income (loss) per Ordinary Share is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period.

Diluted income (loss) per Ordinary Share is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period plus any additional Ordinary Shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

Certain securities were not included in the computation of diluted income (loss) per share since they were anti-dilutive. The total weighted average number of shares related to the outstanding options and restricted share units (“RSUs”) excluded from the calculation of diluted net income (loss) per share was, 956,356, 877,195 and 802,159 for the years ended December 31, 2021, 2020 and 2019, respectively.

Income taxes
r.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". Deferred tax asset and liability account balances are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. Deferred tax assets and liabilities are classified as noncurrent on the balance sheet.

The Company provides a full valuation allowance to reduce deferred tax assets to the extent it believes it is more likely than not that such benefits will be realized.

Income tax uncertainties
s.	Income tax uncertainties:

In accordance with ASC 740, the Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% of the amount likely to be realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. When applicable, the Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense. As of December 31, 2021 and 2020, no liability for unrecognized tax benefits was recorded.

Severance pay
t.	Severance pay:

The Company’s liability for severance pay is recorded mainly with respect to its Israeli employees and is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. After completing one full year of employment, the Company’s Israeli employees are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s liability is partially provided by monthly deposits with severance pay funds, insurance policies and by an accrual. The liability for employee severance pay benefits included on the balance sheet represents the total liability for such severance benefits, while the assets held for severance benefits included on the balance sheet represent the current redemption value of the Company’s contributions made to severance pay funds and to insurance policies.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective January 1, 2012, the Company’s agreements with new employees in Israel are in accordance with section 14 of the Severance Pay Law – 1963, which provides that the Company’s contributions to the severance pay fund shall cover its entire severance obligation. Upon termination, the release of the contributed amounts from the fund to the employee shall relieve the Company from any further severance obligation and no additional payments shall be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not recorded as part of the balance sheet, as the Company is legally released from its severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership of the amounts deposited.

Severance expenses for the years ended December 31, 2021, 2020 and 2019 amounted to $922, $1,195, and $1,150, respectively.

Fair value of financial instruments
u.	Fair value of financial instruments:

The Company follows the provisions of ASC No. 820, “Fair Value Measurement”, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining a fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability, based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect assumptions that market participants would use in pricing an asset or liability, based on the best information available under given circumstances.

The hierarchy is broken down into three levels, based on the observability of inputs and assumptions, as follows:

Level 1 - Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.

Level 2 - Other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

The financial instruments of the Company consist mainly of cash and cash equivalents, short-term bank deposits, trade receivables, trade payables and other liabilities and accrued expenses. The fair values of the Company cash and cash equivalents, account receivables, and account payables approximate their carrying amounts due to their short-term nature.

Legal contingencies
v.	Legal contingencies:

From time to time, the Company may be involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. The Company’s estimations and related accruals if any are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events relating to a particular matter.

Comprehensive income (loss)
w.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, “Comprehensive Income”, which establishes standards for the reporting and displays of comprehensive income and its components in a full set of general-purpose financial statements. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its only item of other comprehensive income relates to foreign currency translation adjustment and gains or losses on intercompany foreign currency transactions that are of a long-term investment nature in connection with its subsidiary in Brazil.

Recently issued and adopted accounting standards
x.	Recently issued and adopted accounting standards:

In December 2019, the FASB issued Accounting Standards Update (“ASU”) No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2020-12”), which simplifies the accounting for income taxes. ASU 2019-12 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2020. The adoption of this standard did not have a material effect on the Company’s consolidated financial statements.

Recently issued accounting standards
y.	Recently issued accounting standards:

In November 2021, the FASB issued ASU No. 2021-10, Government Assistance (Topic 832): Disclosure by Business Entities about Government Assistance (ASU 2021-10), which improves the transparency of government assistance received by most business entities by requiring the disclosure of: (1) the types of government assistance received; (2) the accounting for such assistance; and (3) the effect of the assistance on a business entity's financial statements. This guidance is effective for financial statements issued for annual periods beginning after December 15, 2021. Early adoption is permitted. The Company will adopt this standard on January 1, 2022. The Company does not expect that the adoption of this standard will result in a material impact on the Company's consolidated financial statements.